Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2018
Disclosure of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

NOTE 18 – Supplementary Cash Flow Information

	For the year ended December 31,
	2018	2017
	$	$
Non-cash transactions
Exploration and evaluation assets expenditures in accounts payable at year end	1,355,658	626,913
Shares issued for acquisition of exploration and evaluation assets	-	24,970,694
Reclassification of cancelled stock options	57,591	227,836
Reclassification of expired stock options	166,715	183,406
Reclassification of stock options exercised	1,641,078	1,782,269
Replacement options and warrants issued	-	576,506
Reclassification of investment in associated company to
exploration and evaluation assets	-	5,376,528
Provision for site reclamation	946,010	-